UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22692

American Funds College Target Date Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2016

Steven I. Koszalka

American Funds College Target Date Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds College Target Date Series® Semi-annual report for the six months ended April 30, 2016

American Funds College 2033 Fund,SM American Funds College 2030 Fund,® American Funds College 2027 Fund,® American Funds College 2024 Fund,® American Funds College 2021 Fund,® American Funds College 2018 Fund®: The fund will seek to achieve the following objectives to varying degrees: growth, income and preservation of capital, depending on the proximity to its target date. The target date is meant to roughly correspond to the year in which the fund beneficiary will start to withdraw funds to meet higher education expenses. The fund will increasingly emphasize income and preservation of capital by investing a greater portion of its assets in bond, equity-income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to achieve an appropriate balance of total return and stability during different time periods.

American Funds College Enrollment Fund®: The fund’s investment objective is to provide current income, consistent with preservation of capital.

American Funds, from Capital Group, is one of the nation’s largest mutual fund families. For 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class 529-A shares at net asset value. If a sales charge had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2016 (the most recent calendar quarter-end). Also shown are the gross and net expense ratios as of the series prospectus dated January 1, 2016.

	Cumulative	Average annual
	total returns	total returns	Gross	Net
Class 529-A shares	1 year	Lifetime*	expense ratio	expense ratio

Reflecting 4.25% maximum initial sales charge:
American Funds College 2033 Fund	–6.57%	–6.68%	0.88%†	0.85%†
American Funds College 2030 Fund	–5.21	6.89	0.79	0.79
American Funds College 2027 Fund	–4.54	6.16	0.78	0.78
American Funds College 2024 Fund	–3.85	5.30	0.76	0.76
American Funds College 2021 Fund	–2.97	4.33	0.71	0.71
American Funds College 2018 Fund	–2.71	3.33	0.74	0.74

Reflecting 2.50% maximum initial sales charge:
American Funds College Enrollment Fund	–1.16	0.17	0.78	0.78

*	Since September 14, 2012, for all funds except College 2033 Fund, which began March 27, 2015.
†	The expense ratios for College 2033 Fund are estimated.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses.

The college target date funds invest in Class R-6 shares of the underlying funds. The investment adviser is currently reimbursing a portion of the other expenses for College 2033 Fund, and has in the past reimbursed certain expenses for other funds. Fund results and net expense ratios reflect the reimbursements, without which the results would have been lower and the expenses would have been higher. After January 1, 2017, the adviser may modify or terminate the reimbursements. Expense ratios include the weighted average expenses of the underlying funds.

The funds’ allocation strategy does not guarantee that investors’ education savings goals will be met. Investors and their advisers should periodically evaluate their investment to determine whether it continues to meet their needs. Investment allocations may not achieve fund objectives. There are expenses associated with the underlying funds in addition to fund of funds expenses. The funds’ risks are directly related to the risks of the underlying funds. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the series.

Contents

1	Letter to investors
4	Investment strategies for American Funds College Target Date Series
5	Investment portfolios
12	Financial statements
18	Notes to financial statements
30	Financial highlights

Fellow investors:

Modest economic improvement in the U.S. coupled with accommodative monetary policy in many markets abroad helped six of the seven funds of the American Funds College Target Date Series post gains for the six months ended April 30, 2016.

We remain focused on long-term investing on behalf of our shareholders and their college-bound beneficiaries, and note that the longer dated funds have been achieving their objective of delivering growth of principal over time, with moderate risk since the inception of the series. The nearer dated funds, which hold assets for investors whose beneficiaries are at or approaching enrollment, have met their primary objective of capital preservation —as seen in the table on page 3.

The stock market

The U.S. economy as a whole is in decent shape, but growth has slowed. Real gross domestic product (GDP) —the value of the goods and services produced by the U.S. economy minus the value of the goods and services used in production — increased at a modest annual rate of 1.4% in the fourth quarter of 2015, and an estimated 0.5% in the first quarter of 2016, according to the Bureau of Economic Analysis.

Last December, the industrial sector was contracting, but that process seems to have stopped. The energy sector has been weak: Even if oil prices have recovered somewhat, they remain at a lower level, and investment is lower because of that trend. So while overall the U.S. economy continues to expand, at this advanced stage of the recovery, we have seen mixed indicators.

The economic picture is more challenging in other parts of the world. Europe has many problems to solve including unbalanced economies and sluggish growth. The region is also now seeing political consensus break down: Some countries are having trouble forming governments, and there is the threat of the U.K. exiting the European Union in a referendum on June 23. In response, the European Central Bank (ECB) has intervened quite significantly and is highly focused on risk management in the region.

More vulnerabilities exist in developing economies such as Brazil, Venezuela and Russia, which are experiencing weak, even negative, growth. Bright spots exist in emerging markets, and if investors can tolerate substantial swings, there are pockets of opportunity. Very often, company-level research can uncover attractive investments even in struggling countries.

Outside the U.S., there has not been enough economic strength for central banks to hike interest rates. In Europe and Japan, investors will be hearing more about central bank activity for the foreseeable future. Our investment

American Funds College Target Date Series	1

professionals will, of course, adapt to that by continuing our own research on monetary policy and the various ways it affects our investments.

The bond market

In bond markets, the six-month period saw wide swings in bond credit quality, and a significant deterioration in liquidity. The underlying bond funds in the series do not overly rely on credit, and that has been helpful in smoothing out what has been a volatile ride for many bond investors.

In Europe, corporate bond yields have declined as prices have gone up, and new corporate bond issuance has escalated. Much of this was due to the ECB’s continuing aggressive stimulus program, which has pushed down financing rates across the euro zone. As bonds originating from Europe and Japan remained at near-record low yields, investors favored U.S. bonds for their relative value.

Mortgage securities have done better than many investors may have expected as that asset class has exhibited less volatility than credit. Most currencies remain weak against the U.S. dollar, which continues to have an adverse impact on earnings and total returns for dollar-based investors in many markets.

The events that have occurred in economies around the world over the past six months are a reminder that we have to keep testing for stressors that could adversely affect our investors. But we also continue to find potential investment opportunities around the world, and we will continue to do our best to take advantage of them on behalf of the funds’ investors.

The glide path

The glide path establishes the equity and bond mix, as well as the types of equities and bonds appropriate for each stage. The series is designed to pursue quality growth at the beginning of the investing period for your beneficiary, before decreasing equities and emphasizing more conservative equities and bonds as beneficiaries approach college age. All this is to help ensure that financial resources are available for those going to college.

Thank you for your investment in American Funds College Target Date Series and for your continued faith in our long-term investment approach.

Cordially

Bradley J. Vogt	Walter R. Burkley
Vice Chairman of the Board	President

June 15, 2016

For current information about the series, visit americanfunds.com.

2	American Funds College Target Date Series

Results at a glance

For periods ended April 30, 2016, with all distributions reinvested for Class 529-A shares

	Cumulative		Average annual
	total returns		total returns
	6 months	1 year	Lifetime*

American Funds College 2033 Fund	–0.04%	–3.07%	–1.04%
Standard & Poor’s 500 Composite Index[1,2]	0.43	1.21	2.32
Barclays U.S. Aggregate Index[2,3]	2.82	2.72	2.26
S&P Target Date To 2035 Index[4]	0.40	–1.70	–0.56
American Funds College 2030 Fund	0.88	–1.45	8.42
Standard & Poor’s 500 Composite Index[1,2]	0.43	1.21	12.27
Barclays U.S. Aggregate Index[2,3]	2.82	2.72	2.42
S&P Target Date To 2030 Index[4]	0.63	–1.22	6.27
American Funds College 2027 Fund	1.48	–0.46	7.64
Standard & Poor’s 500 Composite Index[1,2]	0.43	1.21	12.27
Barclays U.S. Aggregate Index[2,3]	2.82	2.72	2.42
S&P Target Date To 2025 Index[4]	0.81	–0.85	5.76
American Funds College 2024 Fund	1.92	0.30	6.66
Standard & Poor’s 500 Composite Index[1,2]	0.43	1.21	12.27
Barclays U.S. Aggregate Index[2,3]	2.82	2.72	2.42
S&P Target Date To 2025 Index[4]	0.81	–0.85	5.76
American Funds College 2021 Fund	1.98	1.27	5.60
Standard & Poor’s 500 Composite Index[1,2]	0.43	1.21	12.27
Barclays U.S. Aggregate Index[2,3]	2.82	2.72	2.42
S&P Target Date To 2020 Index[4]	0.99	–0.45	5.22
American Funds College 2018 Fund	1.59	1.50	4.54
Standard & Poor’s 500 Composite Index[1,2]	0.43	1.21	12.27
Barclays U.S. Aggregate Index[2,3]	2.82	2.72	2.42
S&P Target Date To 2015 Index[4]	1.18	–0.04	4.63
American Funds College Enrollment Fund	1.11	1.42	0.91
Barclays U.S. Aggregate 1-5 Year Index[2,5]	1.32	1.68	1.36

*	Since September 14, 2012, for all funds except College 2033 Fund, which began March 27, 2015.

[1]	The S&P 500 is a market capitalization-weighted index based on the results of 500 widely held common stocks.
[2]	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
[3]	Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market.
[4]	The S&P Target Date Style Index series (“To” variant), a subset of the S&P Target Date Index series, comprises a set of multi-asset class indexes based on funds with glide paths that aim to emphasize market risk sensitivity around the target date. Each index is fully investable with varying levels of exposure to the asset classes determined during an annual survey process of target date funds’ holdings. The current universe of eligible asset classes includes U.S. Large-Cap, U.S. Mid-Cap, U.S. Small-Cap, International Equities, Emerging Markets Equities, U.S. REITs, International REITs, Core Fixed Income, Cash Equivalents, TIPS, High-Yield Corporate Bonds and Commodities. Each asset class is represented in the indexes via a different exchange traded fund.
[5]	Barclays U.S. Aggregate 1-5 Year Index represents securities in the one- to five-year maturity range of the U.S. investment-grade, fixed-rate bond market.

American Funds College Target Date Series	3

Investment strategies for American Funds College Target Date Series

Launched in September 2012, the American Funds College Target Date Series was designed to provide an off-the-shelf, low maintenance investment option for parents who want to use a 529 savings plan to save for college.

About the series

An investor simply needs to select the Target Date Series fund that corresponds to the projected enrollment year of the student. American Funds takes care of the asset allocation and the fund selection and adjusts these over time as the enrollment date approaches. The only thing investors should need to worry about is making contributions.

For dates far from enrollment, the respective funds-of-funds have an emphasis on long-term growth of capital. For dates close to enrollment, the funds-of-funds have an emphasis on near-term preservation of capital.

The funds in the series have a conservative tilt, with a preference toward funds holding equities that pay dividends. The automatic rebalancing is disciplined and frequent to ensure that the funds are consistent with their stated investment objective.

The fund’s portfolio managers don’t attempt to be tactical asset allocators —that is, buy or sell based on market changes. They work out the rebalancing schedule, or “glide path,” that would make sense through the cycle, and they stick to it.

American Funds College Target Date Series Glide Path

The allocations shown are as of January 1, 2016, and are subject to the Portfolio Oversight Committee’s discretion. The funds’ investment adviser anticipates that the funds will invest their assets within a range that deviates no more than 10% above or below these allocations. Underlying funds may be added or removed during the year. For quarterly updates of fund allocations, visit americanfunds.com. On September 17, 2014, the series board of trustees approved the issuance of College 2033 Fund and the merger of College 2015 Fund into College Enrollment Fund. College 2033 Fund commenced operations on March 27, 2015. The merger of College 2015 Fund into College Enrollment Fund was completed on June 26, 2015.

4	American Funds College Target Date Series

American Funds College 2033 Fund	unaudited

Investment portfolio, April 30, 2016

Fund investments	Shares	Value (000)
Growth funds 18%
EuroPacific Growth Fund, Class R-6	228,265	$10,240
The Growth Fund of America, Class R-6	312,632	12,805
		23,045
Growth-and-income funds 64%
Capital World Growth and Income Fund, Class R-6	525,670	23,082
Fundamental Investors, Class R-6	446,882	23,081
International Growth and Income Fund, Class R-6	580,325	16,667
The Investment Company of America, Class R-6	549,201	19,233
		82,063
Equity-income and Balanced funds 4%
American Funds Global Balanced Fund, Class R-6	173,111	5,121
Fixed income funds 14%
Capital World Bond Fund, Class R-6	322,516	6,483
U.S. Government Securities Fund, Class R-6	817,562	11,593
		18,076
Total investment securities 100% (cost: $128,700,000)		128,305
Other assets less liabilities 0%		(89)

Net assets 100%		$128,216

See Notes to Financial Statements

American Funds College Target Date Series	5

American Funds College 2030 Fund	unaudited

Investment portfolio, April 30, 2016

Fund investments	Shares	Value (000)
Growth funds 12%
EuroPacific Growth Fund, Class R-6	452,062	$20,280
The Growth Fund of America, Class R-6	1,702,223	69,723
		90,003
Growth-and-income funds 50%
Capital World Growth and Income Fund, Class R-6	1,998,498	87,754
Fundamental Investors, Class R-6	1,315,790	67,960
International Growth and Income Fund, Class R-6	2,386,587	68,543
The Investment Company of America, Class R-6	2,968,513	103,957
Washington Mutual Investors Fund, Class R-6	741,819	29,228
		357,442
Equity-income and Balanced funds 10%
American Funds Global Balanced Fund, Class R-6	2,411,908	71,344
Fixed income funds 28%
Capital World Bond Fund, Class R-6	1,789,687	35,973
The Bond Fund of America, Class R-6	4,365,619	56,535
U.S. Government Securities Fund, Class R-6	7,631,922	108,220
		200,728
Total investment securities 100% (cost: $725,657,000)		719,517
Other assets less liabilities 0%		(236)

Net assets 100%		$719,281

See Notes to Financial Statements

6	American Funds College Target Date Series

American Funds College 2027 Fund	unaudited

Investment portfolio, April 30, 2016

Fund investments	Shares	Value (000)
Growth funds 6%
The Growth Fund of America, Class R-6	958,058	$39,242
Growth-and-income funds 42%
American Mutual Fund, Class R-6	1,034,794	36,642
Capital World Growth and Income Fund, Class R-6	851,286	37,380
International Growth and Income Fund, Class R-6	1,998,415	57,394
The Investment Company of America, Class R-6	1,691,205	59,226
Washington Mutual Investors Fund, Class R-6	1,777,285	70,025
		260,667
Equity-income and Balanced funds 12%
American Funds Global Balanced Fund, Class R-6	2,550,171	75,434
Fixed income funds 40%
American Funds Mortgage Fund, Class R-6	2,902,687	29,840
Capital World Bond Fund, Class R-6	995,868	20,017
The Bond Fund of America, Class R-6	9,579,559	124,055
U.S. Government Securities Fund, Class R-6	5,327,211	75,540
		249,452
Total investment securities 100% (cost: $624,428,000)		624,795
Other assets less liabilities 0%		(270)

Net assets 100%		$624,525

See Notes to Financial Statements

American Funds College Target Date Series	7

American Funds College 2024 Fund	unaudited

Investment portfolio, April 30, 2016

Fund investments	Shares	Value (000)
Growth-and-income funds 31%
American Mutual Fund, Class R-6	3,494,937	$123,756
International Growth and Income Fund, Class R-6	1,643,962	47,215
Washington Mutual Investors Fund, Class R-6	1,946,811	76,704
		247,675
Equity-income and Balanced funds 17%
American Funds Global Balanced Fund, Class R-6	2,576,066	76,200
The Income Fund of America, Class R-6	3,002,333	62,599
		138,799
Fixed income funds 52%
American Funds Mortgage Fund, Class R-6	11,464,914	117,859
Intermediate Bond Fund of America, Class R-6	4,232,464	57,731
The Bond Fund of America, Class R-6	15,223,428	197,143
U.S. Government Securities Fund, Class R-6	3,695,187	52,398
		425,131
Total investment securities 100% (cost: $812,748,000)		811,605
Other assets less liabilities 0%		(369)

Net assets 100%		$811,236

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the six months ended April 30, 2016, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	4/30/2016
	shares	Additions	Reductions	shares	(000)	(000)
American Funds Mortgage Fund, Class R-6	8,338,313	3,126,601	—	11,464,914	$773	$117,859

See Notes to Financial Statements

8	American Funds College Target Date Series

American Funds College 2021 Fund	unaudited

Investment portfolio, April 30, 2016

Fund investments	Shares	Value (000)
Growth-and-income funds 13%
American Mutual Fund, Class R-6	3,435,245	$121,642
Equity-income and Balanced funds 15%
The Income Fund of America, Class R-6	6,731,335	140,348
Fixed income funds 72%
American Funds Mortgage Fund, Class R-6	21,768,887	223,784
Intermediate Bond Fund of America, Class R-6	18,391,413	250,859
The Bond Fund of America, Class R-6	15,637,905	202,511
		677,154
Total investment securities 100% (cost: $931,591,000)		939,144
Other assets less liabilities 0%		(457)

Net assets 100%		$938,687

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the six months ended April 30, 2016, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	4/30/2016
	shares	Additions	Reductions	shares	(000)	(000)
American Funds Mortgage Fund, Class R-6	16,791,055	4,977,832	—	21,768,887	$1,543	$223,784

See Notes to Financial Statements

American Funds College Target Date Series	9

American Funds College 2018 Fund	unaudited

Investment portfolio, April 30, 2016

Fund investments	Shares	Value (000)
Equity-income and Balanced funds 7%
The Income Fund of America, Class R-6	2,928,873	$61,067
Fixed income funds 93%
American Funds Mortgage Fund, Class R-6	24,037,013	247,100
Intermediate Bond Fund of America, Class R-6	22,927,999	312,738
Short-Term Bond Fund of America, Class R-6	14,046,118	140,461
The Bond Fund of America, Class R-6	9,431,703	122,141
		822,440
Total investment securities 100% (cost: $872,643,000)		883,507
Other assets less liabilities 0%		(502)

Net assets 100%		$883,005

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the six months ended April 30, 2016, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	4/30/2016
	shares	Additions	Reductions	shares	(000)	(000)
American Funds Mortgage Fund, Class R-6	21,428,459	2,608,554	—	24,037,013	$1,821	$247,100

See Notes to Financial Statements

10	American Funds College Target Date Series

American Funds College Enrollment Fund	unaudited

Investment portfolio, April 30, 2016

Fund investments	Shares	Value (000)
Fixed income funds 100%
American Funds Mortgage Fund, Class R-6	12,434,076	$127,822
Intermediate Bond Fund of America, Class R-6	10,930,146	149,087
Short-Term Bond Fund of America, Class R-6	14,908,091	149,081
		425,990
Total investment securities 100% (cost: $425,445,000)		425,990
Other assets less liabilities 0%		(275)

Net assets 100%		$425,715

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the six months ended April 30, 2016, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	4/30/2016
	shares	Additions	Reductions	shares	(000)	(000)
American Funds Mortgage Fund, Class R-6	12,287,755	911,963	765,642	12,434,076	$964	$127,822

See Notes to Financial Statements

American Funds College Target Date Series	11

Financial statements

Statements of assets and liabilities

at April 30, 2016

		College 2033 Fund		College 2030 Fund	College 2027 Fund

Assets:
Investment securities, at value:
Unaffiliated issuers		$128,305		$719,517	$624,795
Affiliated issuers		—		—	—
Receivables for:
Sales of fund’s shares		437		1,001	773
Dividends		11		181	282
Total assets		128,753		720,699	625,850

Liabilities:
Payables for:
Purchases of investments		444		1,086	660
Repurchases of fund’s shares		4		72	393
Services provided by related parties		80		208	227
Trustees’ deferred compensation		—	*	1	1
Other		9		51	44
Total liabilities		537		1,418	1,325
Net assets at April 30, 2016		$128,216		$719,281	$624,525

Net assets consist of:
Capital paid in on shares of beneficial interest		$126,451		$707,182	$610,201
Undistributed (distributions in excess of) net investment income		156		997	1,009
Undistributed net realized gain		2,004		17,242	12,948
Net unrealized (depreciation) appreciation		(395)		(6,140)	367
Net assets at April 30, 2016		$128,216		$719,281	$624,525

Investment securities, at cost:
Unaffiliated issuers		$128,700		$725,657	$624,428
Affiliated issuers		—		—	—

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class 529-A:	Net assets	$98,550		$550,436	$460,565
	Shares outstanding	10,066		44,682	38,669
	Net asset value per share	$9.79		$12.32	$11.91
Class 529-B:	Net assets	$13		$86	$901
	Shares outstanding	1		7	76
	Net asset value per share	$9.81		$12.31	$11.88
Class 529-C:	Net assets	$18,486		$115,325	$111,297
	Shares outstanding	1,898		9,472	9,443
	Net asset value per share	$9.74		$12.18	$11.79
Class 529-E:	Net assets	$3,197		$18,974	$16,731
	Shares outstanding	327		1,547	1,412
	Net asset value per share	$9.78		$12.27	$11.85
Class 529-F-1:	Net assets	$7,970		$34,460	$35,031
	Shares outstanding	812		2,789	2,932
	Net asset value per share	$9.81		$12.35	$11.95

* Amount less than one thousand.

See Notes to Financial Statements

12	American Funds College Target Date Series

unaudited

(dollars and shares in thousands, except per-share amounts)

College 2024 Fund	College 2021 Fund	College 2018 Fund	College Enrollment Fund

$693,746	$715,360	$636,407	$298,168
117,859	223,784	247,100	127,822

1,135	1,865	1,635	479
552	879	995	478
813,292	941,888	886,137	426,947

1,478	2,310	2,498	753
221	434	132	203
298	389	438	237
1	1	1	1
58	67	63	38
2,056	3,201	3,132	1,232
$811,236	$938,687	$883,005	$425,715

$799,371	$919,879	$867,693	$423,726

1,568	1,437	(194)	(777)
11,440	9,818	4,642	2,221
(1,143)	7,553	10,864	545
$811,236	$938,687	$883,005	$425,715

$695,812	$709,994	$628,299	$298,647
116,936	221,597	244,344	126,798

$583,660	$633,596	$545,751	$246,206
51,014	56,523	50,208	24,564
$11.44	$11.21	$10.87	$10.02
$2,059	$2,167	$1,827	$1,133
180	194	168	114
$11.43	$11.19	$10.86	$9.97
$151,563	$206,875	$238,494	$117,118
13,387	18,643	22,156	11,773
$11.32	$11.10	$10.76	$9.95
$26,593	$31,899	$34,557	$17,156
2,331	2,855	3,189	1,716
$11.41	$11.18	$10.84	$10.00
$47,361	$64,150	$62,376	$44,102
4,129	5,710	5,726	4,390
$11.47	$11.23	$10.89	$10.05

American Funds College Target Date Series	13

Statements of operations

for the six months ended April 30, 2016

	College 2033 Fund		College 2030 Fund	College 2027 Fund

Investment income:
Income:
Dividends:
Unaffiliated issuers	$931		$6,586	$5,720
Affiliated issuers	—		—	—
	931		6,586	5,720

Fees and expenses*:
Investment advisory services	10		101	88
Distribution services	154		959	942
Transfer agent services	49		410	356
529 plan services	38		282	246
Reports to shareholders	3		21	18
Registration statement and prospectus	23		44	40
Trustees’ compensation	—	†	1	1
Auditing and legal	—	†	1	1
Custodian	3		3	3
State and local taxes	—		—	(1)
Other	—	†	4	4
Total fees and expenses before reimbursements/waivers	280		1,826	1,698
Less reimbursements/waivers of fees and expenses:
Investment advisory services	10		101	88
Other	8		—	—
Total fees and expenses after reimbursements/ waivers	262		1,725	1,610
Net investment income	669		4,861	4,110

Net realized gain and unrealized (depreciation) appreciation on investments:
Net realized gain (loss) on sale of investments:
Unaffiliated issuers	—		—	—
Affiliated issuers	—		—	—
Capital gain distributions received	2,004		17,274	12,965
Net realized gain on investments	2,004		17,274	12,965
Net unrealized (depreciation) appreciation	(78)		(13,234)	(6,519)
Net realized gain and unrealized (depreciation) appreciation on investments	1,926		4,040	6,446
Net increase in net assets resulting from operations	$2,595		$8,901	$10,556

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

14	American Funds College Target Date Series

unaudited

(dollars in thousands)

College 2024 Fund	College 2021 Fund	College 2018 Fund	College Enrollment Fund

$6,994	$7,386	$4,924	$1,665
773	1,543	1,821	964
7,767	8,929	6,745	2,629

114	132	129	69
1,241	1,590	1,732	899
461	534	516	270
319	372	358	182
23	27	27	14
43	45	40	20
2	2	2	1
1	1	1	4
3	3	3	3
—	—	—	—
4	4	5	2

2,211	2,710	2,813	1,464
114	132	129	69
—	—	—	—

2,097	2,578	2,684	1,395
5,670	6,351	4,061	1,234

—	—	7	(27)
—	—	—	159
11,493	9,854	4,687	2,089
11,493	9,854	4,694	2,221
(968)	1,787	3,662	735

10,525	11,641	8,356	2,956
$16,195	$17,992	$12,417	$4,190

American Funds College Target Date Series	15

Statements of changes in net assets

	College 2033 Fund		College 2030 Fund		College 2027 Fund

	Six months	Period	Six months		Six months
	ended	ended	ended	Year ended	ended	Year ended
	April 30	October 31	April 30	October 31	April 30	October 31
	2016[1]	2015[2]	2016[1]	2015	2016[1]	2015

Operations:
Net investment income	$669	$168	$4,861	$6,896	$4,110	$6,456
Net realized gain on investments	2,004	— [3]	17,274	14,825	12,965	14,921
Net unrealized (depreciation) appreciation on investments	(78)	(317)	(13,234)	(19,781)	(6,519)	(20,312)
Net increase (decrease) in net assets resulting from operations	2,595	(149)	8,901	1,940	10,556	1,065

Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class 529-A	(530)	—	(6,969)	(4,079)	(6,126)	(3,662)
Class 529-B	—	—	(1)	—	(5)	(7)
Class 529-C	(71)	—	(801)	(475)	(889)	(502)
Class 529-E	(21)	—	(202)	(105)	(198)	(112)
Class 529-F-1	(58)	—	(462)	(264)	(503)	(269)
Total dividends from net investment income	(680)	—	(8,435)	(4,923)	(7,721)	(4,552)

Distributions from net realized gain:
Short-term net realized gains:
Class 529-A	—	—	—	—	—	—
Class 529-B	—	—	—	—	—	—
Class 529-C	—	—	—	—	—	—
Class 529-E	—	—	—	—	—	—
Class 529-F-1	—	—	—	—	—	—
Long-term net realized gains:
Class 529-A	—	—	(11,263)	(3,650)	(10,866)	(3,719)
Class 529-B	—	—	(3)	(2)	(27)	(18)
Class 529-C	—	—	(2,430)	(764)	(2,762)	(928)
Class 529-E	—	—	(381)	(114)	(398)	(135)
Class 529-F-1	—	—	(685)	(219)	(803)	(247)
Total distributions from net realized gain	—	—	(14,762)	(4,749)	(14,856)	(5,047)
Total dividends and distributions paid to shareholders	(680)	—	(23,197)	(9,672)	(22,577)	(9,599)

Net capital share transactions	72,150	54,300	139,666	245,649	118,952	190,375

Total increase in net assets	74,065	54,151	125,370	237,917	106,931	181,841

Net assets:
Beginning of period	54,151	—	593,911	355,994	517,594	335,753
End of period	$128,216	$54,151	$719,281	$593,911	$624,525	$517,594

Undistributed (distributions in excess of) net investment income	$156	$167	$997	$4,571	$1,009	$4,620

[1]	Unaudited.
[2]	For the period March 27, 2015, commencement of operations, through October 31, 2015.
[3]	Amount less than one thousand.

See Notes to Financial Statements

16	American Funds College Target Date Series

(dollars in thousands)

College 2024 Fund		College 2021 Fund		College 2018 Fund		College Enrollment Fund

Six months		Six months		Six months		Six months
ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended
April 30	October 31	April 30	October 31	April 30	October 31	April 30	October 31
2016[1]	2015	2016[1]	2015	2016[1]	2015	2016[1]	2015

$5,670	$9,140	$6,351	$10,751	$4,061	$8,682	$1,234	$1,675
11,493	22,858	9,854	18,140	4,694	19,660	2,221	644

(968)	(32,373)	1,787	(24,617)	3,662	(17,536)	735	88

16,195	(375)	17,992	4,274	12,417	10,806	4,190	2,407

(8,736)	(5,033)	(9,838)	(6,320)	(7,605)	(5,834)	(2,387)	(422)
(13)	(24)	(21)	(23)	(11)	(27)	(6)	— [3]
(1,425)	(744)	(2,067)	(1,168)	(1,922)	(1,514)	(620)	(27)
(343)	(198)	(431)	(253)	(424)	(299)	(142)	(25)
(754)	(417)	(1,079)	(583)	(945)	(635)	(470)	(95)
(11,271)	(6,416)	(13,436)	(8,347)	(10,907)	(8,309)	(3,625)	(569)

—	—	—	—	(44)	—	—	(19)
—	—	—	—	— [3]	—	—	— [3]
—	—	—	—	(19)	—	—	(9)
—	—	—	—	(3)	—	—	(2)
—	—	—	—	(5)	—	—	(3)
(16,178)	(4,567)	(11,744)	(2,852)	(11,285)	(828)	(239)	(5)
(82)	(51)	(56)	(24)	(57)	(8)	(2)	— [3]
(4,261)	(1,157)	(3,805)	(839)	(4,896)	(338)	(114)	(2)
(737)	(215)	(584)	(133)	(711)	(48)	(16)	— [3]
(1,262)	(340)	(1,156)	(237)	(1,227)	(80)	(40)	(1)
(22,520)	(6,330)	(17,345)	(4,085)	(18,247)	(1,302)	(411)	(41)

(33,791)	(12,746)	(30,781)	(12,432)	(29,154)	(9,611)	(4,036)	(610)

157,939	233,409	174,367	257,984	136,179	223,707	4,362	337,080

140,343	220,288	161,578	249,826	119,442	224,902	4,516	338,877

670,893	450,605	777,109	527,283	763,563	538,661	421,199	82,322
$811,236	$670,893	$938,687	$777,109	$883,005	$763,563	$425,715	$421,199

$1,568	$7,169	$1,437	$8,522	$(194)	$6,652	$(777)	$1,614

American Funds College Target Date Series	17

Notes to financial statements	unaudited

1. Organization

American Funds College Target Date Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of seven funds (the “funds”) — American Funds College 2033 Fund (“College 2033 Fund”), American Funds College 2030 Fund (“College 2030 Fund”), American Funds College 2027 Fund (“College 2027 Fund”), American Funds College 2024 Fund (“College 2024 Fund”), American Funds College 2021 Fund (“College 2021 Fund”), American Funds College 2018 Fund (“College 2018 Fund”) and American Funds College Enrollment Fund (“College Enrollment Fund”). The assets of each fund are segregated, with each fund accounted for separately.

Each fund in the series is designed for investors who plan to attend college in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. As each fund approaches its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in equity-income, balanced and fixed income funds. When each fund reaches its target date, it will primarily invest in fixed income funds and may merge into the Enrollment Fund, which will principally invest in fixed income funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser of the underlying funds.

Each fund in the series has five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1). The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class 529-A	Up to 2.50% for College Enrollment Fund; up to 4.25% for all other funds	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Class 529-B converts to Class 529-A after eight years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class 529-F-1	None	None	None

*Class 529-B shares of the funds are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date.

18	American Funds College Target Date Series

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights tables on pages 30 to 37.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class of each fund.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At April 30, 2016, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described on the following page.

American Funds College Target Date Series	19

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks will be more significant for the fund in the years preceding its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in stocks.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks. These risks will be more significant as the fund approaches its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

20	American Funds College Target Date Series

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the underlying fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in future delivery contracts — An underlying fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve an underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While an underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Management — The investment adviser to the series and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

American Funds College Target Date Series	21

As of and during the period ended April 30, 2016, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.

The series, except for College 2033 Fund, is not subject to examination by U.S. federal and state tax authorities for tax years before 2012, the year the series commenced operations. College 2033 Fund commenced operations on March 27, 2015; therefore the fund’s only tax year, 2015, remains open for U.S. federal and state tax authorities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses, capital losses related to sales of certain securities within 30 days of purchase, and deferred expenses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Dividends from net investment income and distributions from short-term net realized gains shown in the funds’ statements of changes in net assets are considered ordinary income distributions for tax purposes. Distributions from long-term net realized gains in the funds’ statements of changes in net assets are considered long-term capital gain distributions for tax purposes.

The components of distributable earnings on a tax basis are reported as of the funds’ most recent year-end. As of October 31, 2015, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

	College	College	College	College	College	College	College
	2033 Fund	2030 Fund	2027 Fund	2024 Fund	2021 Fund	2018 Fund	Enrollment Fund
Undistributed ordinary income	$167	$4,584	$4,620	$7,170	$8,523	$6,721	$1,640
Undistributed long-term capital gain	—	14,716	14,840	22,467	17,309	18,127	389

As of April 30, 2016, the tax basis unrealized appreciation (depreciation) and cost of investment securities for each fund were as follows (dollars in thousands):

	College	College	College	College	College	College	College
	2033 Fund	2030 Fund	2027 Fund	2024 Fund	2021 Fund	2018 Fund	Enrollment Fund
Gross unrealized appreciation on investment securities	$861	$7,069	$7,033	$6,848	$10,739	$10,864	$1,024
Gross unrealized depreciation on investment securities	(1,256)	(13,209)	(6,666)	(7,991)	(3,186)	—	(494)
Net unrealized (depreciation) appreciation on investment securities	(395)	(6,140)	367	(1,143)	7,553	10,864	530
Cost of investment securities	128,700	725,657	624,428	812,748	931,591	872,643	425,460

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — At the beginning of the reporting period, the series had an investment advisory and service agreement with CRMC that provided for monthly fees, accrued daily. These fees were based on an annual rate of 0.10% of daily net assets. CRMC waived these fees through December 31, 2015. Effective January 1, 2016, CRMC eliminated the management fee. Investment advisory services fees are presented in the statements of operations gross of the waiver from CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights tables on pages 30 to 37.

Other reimbursements — CRMC has agreed to reimburse a portion of the fees and expenses of College 2033 Fund during its startup period. At its discretion the adviser may elect to extend, modify or terminate the reimbursements. Fees and expenses in the statements of operations are presented gross of any reimbursement from CRMC. The amounts reimbursed by CRMC are reflected as other reimbursements.

22	American Funds College Target Date Series

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.50% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. Each share class may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class 529-A	0.30%	0.50%
Class 529-B	1.00	1.00
Class 529-C	1.00	1.00
Class 529-E	0.50	0.75
Class 529-F-1	0.25	0.50

For Class 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of April 30, 2016, there were no unreimbursed expenses subject to reimbursement for the funds’ Class 529-A shares.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC for providing administrative services to all of the funds’ share classes. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. CRMC receives administrative services fees of 0.05% of average daily net assets from the Class R-6 shares of the underlying funds for administrative services provided to the series.

529 plan services — Each share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.05% on such assets in excess of $70 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses on the accompanying financial statements. Virginia529 is not considered a related party to the series.

American Funds College Target Date Series	23

Class-specific expenses under the agreements described in this section for the period ended April 30, 2016, were as follows (dollars in thousands):

College 2033 Fund

	Distribution		Transfer agent		529 plan
Share class	services		services		services
Class 529-A	$84		$38		$29
Class 529-B	—	*	—	*	—	*
Class 529-C	64		7		6
Class 529-E	6		1		1
Class 529-F-1	—		3		2
Total class-specific expenses	$154		$49		$38

College 2030 Fund

	Distribution	Transfer agent		529 plan
Share class	services	services		services
Class 529-A	$404	$322		$216
Class 529-B	1	—	*	—	*
Class 529-C	513	62		46
Class 529-E	41	8		7
Class 529-F-1	—	18		13
Total class-specific expenses	$959	$410		$282

College 2027 Fund

	Distribution	Transfer agent		529 plan
Share class	services	services		services
Class 529-A	$397	$270		$181
Class 529-B	5	—	*	—	*
Class 529-C	503	61		45
Class 529-E	37	7		7
Class 529-F-1	—	18		13
Total class-specific expenses	$942	$356		$246

College 2024 Fund

	Distribution	Transfer agent	529 plan
Share class	services	services	services
Class 529-A	$500	$344	$230
Class 529-B	12	1	1
Class 529-C	670	81	60
Class 529-E	59	11	10
Class 529-F-1	—	24	18
Total class-specific expenses	$1,241	$461	$319

College 2021 Fund

	Distribution	Transfer agent	529 plan
Share class	services	services	services
Class 529-A	$595	$377	$252
Class 529-B	12	2	1
Class 529-C	912	109	81
Class 529-E	71	13	13
Class 529-F-1	—	33	25
Total class-specific expenses	$1,590	$534	$372

College 2018 Fund

	Distribution	Transfer agent	529 plan
Share class	services	services	services
Class 529-A	$562	$337	$223
Class 529-B	11	1	1
Class 529-C	1,081	131	96
Class 529-E	78	14	14
Class 529-F-1	—	33	24
Total class-specific expenses	$1,732	$516	$358

College Enrollment Fund

	Distribution	Transfer agent	529 plan
Share class	services	services	services
Class 529-A	$286	$165	$106
Class 529-B	7	1	1
Class 529-C	565	71	50
Class 529-E	41	8	7
Class 529-F-1	—	25	18
Total class-specific expenses	$899	$270	$182

* Amount less than one thousand.

24	American Funds College Target Date Series

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows:

		Increase in value of	Total trustees’
	Current fees	deferred amounts	compensation
College 2033 Fund	$163	$4	$167
College 2030 Fund	1,417	27	1,444
College 2027 Fund	1,236	23	1,259
College 2024 Fund	1,603	30	1,633
College 2021 Fund	1,861	32	1,893
College 2018 Fund	1,809	30	1,839
College Enrollment Fund	958	17	975

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

7. Investment transactions

The funds made purchases and sales of investment securities during the period ended April 30, 2016, as follows (dollars in thousands):

	Purchases	Sales
College 2033 Fund	$74,208	$—
College 2030 Fund	138,616	—
College 2027 Fund	113,474	—
College 2024 Fund	141,382	—
College 2021 Fund	159,866	—
College 2018 Fund	115,912	68
College Enrollment Fund	27,953	24,301

American Funds College Target Date Series	25

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

College 2033 Fund

										Net increase
	Sales[1]			Reinvestments of dividends				Repurchases[1]		(decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2016

Class 529-A	$58,069	6,138		$530		55		$(1,949)	(207)	$56,650	5,986
Class 529-B	1	—	[2]	—	[2]	—	[2]	(3)	(1)	(2)	(1)
Class 529-C	10,237	1,089		71		8		(510)	(56)	9,798	1,041
Class 529-E	1,772	186		21		2		(52)	(5)	1,741	183
Class 529-F-1	4,227	446		58		6		(322)	(34)	3,963	418
Total net increase (decrease)	$74,306	7,859		$680		71		$(2,836)	(303)	$72,150	7,627

For the period March 27, 2015[3] through October 31, 2015

Class 529-A	$41,231	4,161		$—		—		$(788)	(81)	$40,443	4,080
Class 529-B	15	2		—		—		—	—	15	2
Class 529-C	8,740	879		—		—		(225)	(22)	8,515	857
Class 529-E	1,416	145		—		—		(6)	(1)	1,410	144
Class 529-F-1	3,930	395		—		—		(13)	(1)	3,917	394
Total net increase (decrease)	$55,332	5,582		$—		—		$(1,032)	(105)	$54,300	5,477

College 2030 Fund

				Reinvestments of					Net increase
	Sales[1]			dividends and distributions			Repurchases[1]		(decrease)
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2016

Class 529-A	$100,204	8,345		$18,231	1,514		$(10,807)	(904)	$107,628	8,955
Class 529-B	2	—	[2]	4	1		(67)	(6)	(61)	(5)
Class 529-C	20,795	1,753		3,229	270		(3,108)	(263)	20,916	1,760
Class 529-E	4,111	343		583	49		(820)	(66)	3,874	326
Class 529-F-1	7,316	607		1,148	95		(1,155)	(96)	7,309	606
Total net increase (decrease)	$132,428	11,048		$23,195	1,929		$(15,957)	(1,335)	$139,666	11,642

Year ended October 31, 2015

Class 529-A	$194,331	15,230		$7,729	613		$(16,537)	(1,294)	$185,523	14,549
Class 529-B	88	7		2	—	[2]	(61)	(5)	29	2
Class 529-C	45,649	3,616		1,238	99		(5,128)	(407)	41,759	3,308
Class 529-E	7,986	629		219	17		(1,098)	(88)	7,107	558
Class 529-F-1	12,277	965		483	38		(1,529)	(119)	11,231	884
Total net increase (decrease)	$260,331	20,447		$9,671	767		$(24,353)	(1,913)	$245,649	19,301

26	American Funds College Target Date Series

College 2027 Fund

			Reinvestments of				Net increase
	Sales[1]		dividends and distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2016

Class 529-A	$83,251	7,128	$16,989	1,466	$(9,708)	(830)	$90,532	7,764
Class 529-B	206	18	32	3	(421)	(37)	(183)	(16)
Class 529-C	18,136	1,568	3,651	317	(3,906)	(339)	17,881	1,546
Class 529-E	2,971	256	595	52	(574)	(48)	2,992	260
Class 529-F-1	8,070	688	1,306	112	(1,646)	(140)	7,730	660
Total net increase (decrease)	$112,634	9,658	$22,573	1,950	$(16,255)	(1,394)	$118,952	10,214

Year ended October 31, 2015

Class 529-A	$142,992	11,604	$7,380	604	$(14,322)	(1,163)	$136,050	11,045
Class 529-B	176	15	25	2	(313)	(26)	(112)	(9)
Class 529-C	40,844	3,346	1,431	118	(5,446)	(448)	36,829	3,016
Class 529-E	6,037	496	247	20	(965)	(79)	5,319	437
Class 529-F-1	12,611	1,022	515	42	(837)	(68)	12,289	996
Total net increase (decrease)	$202,660	16,483	$9,598	786	$(21,883)	(1,784)	$190,375	15,485

College 2024 Fund

			Reinvestments of				Net increase
	Sales[1]		dividends and distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2016

Class 529-A	$101,369	8,992	$24,914	2,242	$(13,264)	(1,175)	$113,019	10,059
Class 529-B	246	22	95	9	(1,175)	(105)	(834)	(74)
Class 529-C	28,978	2,602	5,682	516	(6,120)	(552)	28,540	2,566
Class 529-E	4,631	413	1,079	97	(611)	(54)	5,099	456
Class 529-F-1	11,321	998	2,016	181	(1,222)	(106)	12,115	1,073
Total net increase (decrease)	$146,545	13,027	$33,786	3,045	$(22,392)	(1,992)	$157,939	14,080

Year ended October 31, 2015

Class 529-A	$179,666	15,130	$9,600	812	$(21,830)	(1,844)	$167,436	14,098
Class 529-B	927	79	75	6	(1,893)	(161)	(891)	(76)
Class 529-C	53,911	4,584	1,901	161	(8,000)	(683)	47,812	4,062
Class 529-E	8,152	689	411	35	(1,711)	(146)	6,852	578
Class 529-F-1	13,979	1,177	757	64	(2,536)	(214)	12,200	1,027
Total net increase (decrease)	$256,635	21,659	$12,744	1,078	$(35,970)	(3,048)	$233,409	19,689

See page 29 for footnotes.

American Funds College Target Date Series	27

College 2021 Fund

			Reinvestments of				Net increase
	Sales[1]		dividends and distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2016

Class 529-A	$107,092	9,658	$21,582	1,976	$(16,766)	(1,511)	$111,908	10,123
Class 529-B	496	45	77	7	(1,245)	(112)	(672)	(60)
Class 529-C	43,901	4,001	5,867	542	(7,914)	(724)	41,854	3,819
Class 529-E	5,893	533	1,014	93	(867)	(77)	6,040	549
Class 529-F-1	14,987	1,347	2,236	205	(1,986)	(179)	15,237	1,373
Total net increase (decrease)	$172,369	15,584	$30,776	2,823	$(28,778)	(2,603)	$174,367	15,804

Year ended October 31, 2015

Class 529-A	$185,926	16,251	$9,172	805	$(28,511)	(2,496)	$166,587	14,560
Class 529-B	1,155	101	47	4	(1,661)	(146)	(459)	(41)
Class 529-C	72,997	6,445	2,007	177	(11,169)	(988)	63,835	5,634
Class 529-E	10,192	894	386	34	(1,553)	(136)	9,025	792
Class 529-F-1	19,960	1,741	820	72	(1,784)	(157)	18,996	1,656
Total net increase (decrease)	$290,230	25,432	$12,432	1,092	$(44,678)	(3,923)	$257,984	22,601

College 2018 Fund

			Reinvestments of				Net increase
	Sales[1]		dividends and distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2016

Class 529-A	$82,808	7,640	$18,915	1,776	$(22,934)	(2,113)	$78,789	7,303
Class 529-B	356	33	69	6	(1,310)	(121)	(885)	(82)
Class 529-C	44,272	4,125	6,840	648	(13,129)	(1,221)	37,983	3,552
Class 529-E	5,120	474	1,138	107	(1,028)	(95)	5,230	486
Class 529-F-1	14,628	1,341	2,177	204	(1,743)	(160)	15,062	1,385
Total net increase (decrease)	$147,184	13,613	$29,139	2,741	$(40,144)	(3,710)	$136,179	12,644

Year ended October 31, 2015

Class 529-A	$161,353	14,551	$6,660	606	$(37,183)	(3,356)	$130,830	11,801
Class 529-B	1,239	112	35	3	(2,261)	(205)	(987)	(90)
Class 529-C	82,864	7,542	1,852	170	(15,621)	(1,424)	69,095	6,288
Class 529-E	11,752	1,063	347	32	(1,972)	(179)	10,127	916
Class 529-F-1	16,545	1,488	716	65	(2,619)	(236)	14,642	1,317
Total net increase (decrease)	$273,753	24,756	$9,610	876	$(59,656)	(5,400)	$223,707	20,232

28	American Funds College Target Date Series

College Enrollment Fund

			Issued in connection		Reinvestments of
			with the merger of		dividends and						Net increase
	Sales[1]		College 2015 Fund		distributions				Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2016

Class 529-A	$35,788	3,594			$2,626		266		$(38,127)	(3,831)	$287	29
Class 529-B	222	23			7		1		(808)	(82)	(579)	(58)
Class 529-C	18,117	1,831			734		75		(19,311)	(1,954)	(460)	(48)
Class 529-E	3,051	307			158		15		(3,140)	(316)	69	6
Class 529-F-1	10,988	1,100			510		52		(6,453)	(647)	5,045	505
Total net increase (decrease)	$68,166	6,855			$4,035		409		$(67,839)	(6,830)	$4,362	434

Year ended October 31, 2015

Class 529-A	$48,875	4,806	$195,136	19,671	$446		45		$(47,619)	(4,779)	$196,838	19,743
Class 529-B	443	44	1,709	173	—	[2]	—	[2]	(952)	(96)	1,200	121
Class 529-C	23,727	2,347	96,055	9,742	38		4		(24,303)	(2,455)	95,517	9,638
Class 529-E	3,042	299	14,070	1,421	27		3		(3,479)	(350)	13,660	1,373
Class 529-F-1	6,322	617	30,332	3,052	99		10		(6,888)	(689)	29,865	2,990
Total net increase (decrease)	$82,409	8,113	$337,302	34,059	$610		62		$(83,241)	(8,369)	$337,080	33,865

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	For the period March 27, 2015, commencement of operations, through October 31, 2015.

American Funds College Target Date Series	29

Financial highlights

College 2033 Fund

		Loss from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net losses on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers[4]		Ratio of expenses to average net assets after reimbursements/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
4/30/16[6,7]	$9.89	$.08	$(.08)	$—	$(.10)	$9.79	(.04)%[8]	$99		.56%[9]		.51%[9]		.91%[9]		1.64%[9]
10/31/15[7,10]	10.00	.08	(.19)	(.11)	—	9.89	(1.10)[8]	40		.62	[9]	.48	[9]	.89	[9]	1.33	[9]
Class 529-B:
4/30/16[6,7]	9.90	.08	(.09)	(.01)	(.08)	9.81	(.12)[8,11]	—	[12]	.54	[9,11]	.49	[9,11]	.89	[9,11]	1.75	[9,11]
10/31/15[7,10]	10.00	.08	(.18)	(.10)	—	9.90	(1.00)[8]	—	[12]	.59	[9]	.40	[9]	.81	[9]	1.39	[9]
Class 529-C:
4/30/16[6,7]	9.85	.04	(.08)	(.04)	(.07)	9.74	(.44)[8]	18		1.29	[9]	1.24	[9]	1.64	[9]	.91	[9]
10/31/15[7,10]	10.00	.04	(.19)	(.15)	—	9.85	(1.50)[8]	9		1.36	[9]	1.21	[9]	1.62	[9]	.66	[9]
Class 529-E:
4/30/16[6,7]	9.88	.07	(.08)	(.01)	(.09)	9.78	(.08)[8]	3		.76	[9]	.72	[9]	1.12	[9]	1.53	[9]
10/31/15[7,10]	10.00	.06	(.18)	(.12)	—	9.88	(1.20)[8]	1		.80	[9]	.68	[9]	1.09	[9]	.95	[9]
Class 529-F-1:
4/30/16[6,7]	9.91	.09	(.09)	—	(.10)	9.81	.05 [8]	8		.29	[9]	.24	[9]	.64	[9]	2.02	[9]
10/31/15[7,10]	10.00	.09	(.18)	(.09)	—	9.91	(.90)[8]	4		.38	[9]	.22	[9]	.63	[9]	1.55	[9]

30	American Funds College Target Date Series

College 2030 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments/ waivers[4]		Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class 529-A:
4/30/16[6,7]	$12.70	$.10	$— [13]	$.10	$(.18)	$(.30)	$(.48)	$12.32	.88%[8]	$550		.44%[9]		.41%[9]		.79%[9]		1.66%[9]
10/31/15	12.94	.20	(.12)	.08	(.17)	(.15)	(.32)	12.70	.68	454		.50		.40		.79		1.55
10/31/14	11.96	.19	.94	1.13	(.14)	(.01)	(.15)	12.94	9.47	274		.49		.39		.79		1.54
10/31/13	9.79	.18	2.07	2.25	(.08)	—	(.08)	11.96	23.14	110		.49		.39		.80		1.59
10/31/12[7,14]	10.00	— [13]	(.21)	(.21)	—	—	—	9.79	(2.10)[8]	5		.19	[8]	.08	[8]	.49	[8]	(.02)[8]
Class 529-B:
4/30/16[6,7]	12.62	.06	(.01)	.05	(.06)	(.30)	(.36)	12.31	.42 [8]	—	[12]	1.27	[9]	1.23	[9]	1.61	[9]	.92	[9]
10/31/15	12.83	.09	(.11)	(.02)	(.04)	(.15)	(.19)	12.62	(.14)	—	[12]	1.31		1.21		1.60		.74
10/31/14	11.89	.10	.92	1.02	(.07)	(.01)	(.08)	12.83	8.53	—	[12]	1.33		1.23		1.63		.78
10/31/13	9.79	.09	2.07	2.16	(.06)	—	(.06)	11.89	22.26	—	[12]	1.34		1.24		1.65		.80
10/31/12[7,14]	10.00	(.01)	(.20)	(.21)	—	—	—	9.79	(2.10)[8]	—	[12]	.28	[8]	.19	[8]	.60	[8]	(.13)[8]
Class 529-C:
4/30/16[6,7]	12.53	.05	— [13]	.05	(.10)	(.30)	(.40)	12.18	.42 [8]	115		1.26	[9]	1.23	[9]	1.61	[9]	.85	[9]
10/31/15	12.79	.09	(.10)	(.01)	(.10)	(.15)	(.25)	12.53	(.08)	97		1.32		1.22		1.61		.71
10/31/14	11.87	.09	.92	1.01	(.08)	(.01)	(.09)	12.79	8.51	56		1.34		1.24		1.64		.70
10/31/13	9.79	.08	2.07	2.15	(.07)	—	(.07)	11.87	22.24	23		1.35		1.25		1.66		.75
10/31/12[7,14]	10.00	(.01)	(.20)	(.21)	—	—	—	9.79	(2.10)[8]	1		.26	[8]	.17	[8]	.58	[8]	(.13)[8]
Class 529-E:
4/30/16[6,7]	12.64	.08	.01	.09	(.16)	(.30)	(.46)	12.27	.75 [8]	19		.73	[9]	.70	[9]	1.08	[9]	1.37	[9]
10/31/15	12.89	.16	(.12)	.04	(.14)	(.15)	(.29)	12.64	.36	15		.79		.69		1.08		1.25
10/31/14	11.93	.15	.94	1.09	(.12)	(.01)	(.13)	12.89	9.16	9		.81		.71		1.11		1.23
10/31/13	9.79	.14	2.08	2.22	(.08)	—	(.08)	11.93	22.78	4		.82		.72		1.13		1.25
10/31/12[7,14]	10.00	(.01)	(.20)	(.21)	—	—	—	9.79	(2.10)[8]	—	[12]	.21	[8]	.10	[8]	.51	[8]	(.07)[8]
Class 529-F-1:
4/30/16[6,7]	12.75	.11	(.01)	.10	(.20)	(.30)	(.50)	12.35	.85 [8]	35		.26	[9]	.23	[9]	.61	[9]	1.84	[9]
10/31/15	12.98	.22	(.11)	.11	(.19)	(.15)	(.34)	12.75	.87	28		.32		.22		.61		1.72
10/31/14	11.98	.21	.95	1.16	(.15)	(.01)	(.16)	12.98	9.70	17		.34		.24		.64		1.69
10/31/13	9.79	.20	2.07	2.27	(.08)	—	(.08)	11.98	23.39	8		.35		.25		.66		1.80
10/31/12[7,14]	10.00	— [13]	(.21)	(.21)	—	—	—	9.79	(2.10)[8]	—	[12]	.17	[8]	.06	[8]	.47	[8]	.01	[8]

See page 37 for footnotes.

American Funds College Target Date Series	31

Financial highlights (continued)

College 2027 Fund

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments/ waivers[4]		Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class 529-A:
4/30/16[6,7]	$12.26	$.09		$.08	$.17	$(.19)	$(.33)	$(.52)	$11.91	1.48%[8]	$461		.47%[9]		.44%[9]		.80%[9]		1.63%[9]
10/31/15	12.54	.20		(.14)	.06	(.17)	(.17)	(.34)	12.26	.53	379		.52		.42		.78		1.65
10/31/14	11.64	.19		.85	1.04	(.13)	(.01)	(.14)	12.54	8.99	249		.51		.41		.79		1.56
10/31/13	9.82	.16		1.75	1.91	(.09)	—	(.09)	11.64	19.58	124		.52		.42		.82		1.51
10/31/12[7,14]	10.00	—	[13]	(.18)	(.18)	—	—	—	9.82	(1.80)[8]	11		.14	[8]	.08	[8]	.49	[8]	.01	[8]
Class 529-B:
4/30/16[6,7]	12.14	.05		.08	.13	(.06)	(.33)	(.39)	11.88	1.14 [8]	1		1.26	[9]	1.23	[9]	1.59	[9]	.85	[9]
10/31/15	12.42	.11		(.15)	(.04)	(.07)	(.17)	(.24)	12.14	(.27)	1		1.31		1.21		1.57		.87
10/31/14	11.55	.09		.85	.94	(.06)	(.01)	(.07)	12.42	8.12	1		1.33		1.23		1.61		.76
10/31/13	9.82	.08		1.72	1.80	(.07)	—	(.07)	11.55	18.59	1		1.35		1.24		1.64		.73
10/31/12[7,14]	10.00	—	[13]	(.18)	(.18)	—	—	—	9.82	(1.80)[8]	—	[12]	.23	[8]	.17	[8]	.58	[8]	(.04)[8]
Class 529-C:
4/30/16[6,7]	12.10	.05		.08	.13	(.11)	(.33)	(.44)	11.79	1.15 [8]	111		1.27	[9]	1.23	[9]	1.59	[9]	.84	[9]
10/31/15	12.40	.10		(.14)	(.04)	(.09)	(.17)	(.26)	12.10	(.26)	96		1.32		1.22		1.58		.85
10/31/14	11.55	.09		.84	.93	(.07)	(.01)	(.08)	12.40	8.08	61		1.34		1.24		1.62		.73
10/31/13	9.82	.07		1.74	1.81	(.08)	—	(.08)	11.55	18.53	30		1.35		1.25		1.65		.69
10/31/12[7,14]	10.00	(.01)		(.17)	(.18)	—	—	—	9.82	(1.80)[8]	3		.23	[8]	.17	[8]	.58	[8]	(.09)[8]
Class 529-E:
4/30/16[6,7]	12.19	.08		.07	.15	(.16)	(.33)	(.49)	11.85	1.39 [8]	17		.73	[9]	.70	[9]	1.06	[9]	1.37	[9]
10/31/15	12.48	.17		(.15)	.02	(.14)	(.17)	(.31)	12.19	.23	14		.79		.69		1.05		1.39
10/31/14	11.61	.15		.85	1.00	(.12)	(.01)	(.13)	12.48	8.70	9		.81		.71		1.09		1.25
10/31/13	9.82	.13		1.74	1.87	(.08)	—	(.08)	11.61	19.24	4		.82		.72		1.12		1.15
10/31/12[7,14]	10.00	—	[13]	(.18)	(.18)	—	—	—	9.82	(1.80)[8]	—	[12]	.19	[8]	.10	[8]	.51	[8]	(.02)[8]
Class 529-F-1:
4/30/16[6,7]	12.31	.11		.07	.18	(.21)	(.33)	(.54)	11.95	1.57 [8]	35		.26	[9]	.23	[9]	.59	[9]	1.84	[9]
10/31/15	12.58	.23		(.14)	.09	(.19)	(.17)	(.36)	12.31	.76	28		.32		.22		.58		1.85
10/31/14	11.66	.21		.85	1.06	(.13)	(.01)	(.14)	12.58	9.20	16		.34		.24		.62		1.73
10/31/13	9.83	.18		1.74	1.92	(.09)	—	(.09)	11.66	19.70	9		.35		.25		.65		1.66
10/31/12[7,14]	10.00	—	[13]	(.17)	(.17)	—	—	—	9.83	(1.70)[8]	—	[12]	.11	[8]	.05	[8]	.46	[8]	.01	[8]

32	American Funds College Target Date Series

College 2024 Fund

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments/ waivers[4]		Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class 529-A:
4/30/16[6,7]	$11.81	$.10		$.11	$.21	$(.20)	$(.38)	$(.58)	$11.44	1.92%[8]	$584		.47%[9]		.44%[9]		.75%[9]		1.72%[9]
10/31/15	12.11	.21		(.18)	.03	(.17)	(.16)	(.33)	11.81	.25	484		.53		.43		.76		1.76
10/31/14	11.29	.20		.77	.97	(.14)	(.01)	(.15)	12.11	8.68	325		.53		.43		.79		1.71
10/31/13	9.88	.18		1.31	1.49	(.08)	—	(.08)	11.29	15.28	168		.53		.43		.81		1.72
10/31/12[7,14]	10.00	.01		(.13)	(.12)	—	—	—	9.88	(1.20)[8]	16		.13	[8]	.08	[8]	.46	[8]	.07	[8]
Class 529-B:
4/30/16[6,7]	11.69	.05		.13	.18	(.06)	(.38)	(.44)	11.43	1.61 [8]	2		1.27	[9]	1.23	[9]	1.54	[9]	.90	[9]
10/31/15	12.00	.11		(.19)	(.08)	(.07)	(.16)	(.23)	11.69	(.67)	3		1.31		1.21		1.54		.95
10/31/14	11.20	.11		.77	.88	(.07)	(.01)	(.08)	12.00	7.91	4		1.33		1.23		1.59		.91
10/31/13	9.87	.10		1.30	1.40	(.07)	—	(.07)	11.20	14.34	3		1.34		1.24		1.62		.92
10/31/12[7,14]	10.00	—	[13]	(.13)	(.13)	—	—	—	9.87	(1.30)[8]	—	[12]	.23	[8]	.18	[8]	.56	[8]	(.04)[8]
Class 529-C:
4/30/16[6,7]	11.66	.05		.12	.17	(.13)	(.38)	(.51)	11.32	1.51 [8]	151		1.26	[9]	1.23	[9]	1.54	[9]	.93	[9]
10/31/15	11.98	.11		(.17)	(.06)	(.10)	(.16)	(.26)	11.66	(.54)	126		1.32		1.22		1.55		.97
10/31/14	11.20	.10		.77	.87	(.08)	(.01)	(.09)	11.98	7.82	81		1.33		1.23		1.59		.89
10/31/13	9.87	.09		1.31	1.40	(.07)	—	(.07)	11.20	14.25	39		1.35		1.24		1.62		.89
10/31/12[7,14]	10.00	—	[13]	(.13)	(.13)	—	—	—	9.87	(1.30)[8]	4		.22	[8]	.17	[8]	.55	[8]	(.02)[8]
Class 529-E:
4/30/16[6,7]	11.76	.08		.13	.21	(.18)	(.38)	(.56)	11.41	1.84 [8]	27		.73	[9]	.70	[9]	1.01	[9]	1.46	[9]
10/31/15	12.07	.18		(.19)	(.01)	(.14)	(.16)	(.30)	11.76	(.08)	22		.79		.69		1.02		1.50
10/31/14	11.26	.17		.77	.94	(.12)	(.01)	(.13)	12.07	8.40	16		.81		.71		1.07		1.43
10/31/13	9.87	.15		1.31	1.46	(.07)	—	(.07)	11.26	14.94	8		.82		.72		1.10		1.42
10/31/12[7,14]	10.00	—	[13]	(.13)	(.13)	—	—	—	9.87	(1.30)[8]	1		.15	[8]	.10	[8]	.48	[8]	.03	[8]
Class 529-F-1:
4/30/16[6,7]	11.85	.11		.11	.22	(.22)	(.38)	(.60)	11.47	2.01 [8]	47		.26	[9]	.23	[9]	.54	[9]	1.94	[9]
10/31/15	12.15	.23		(.18)	.05	(.19)	(.16)	(.35)	11.85	.41	36		.32		.22		.55		1.97
10/31/14	11.31	.22		.78	1.00	(.15)	(.01)	(.16)	12.15	8.96	25		.34		.24		.60		1.89
10/31/13	9.88	.20		1.31	1.51	(.08)	—	(.08)	11.31	15.41	12		.35		.25		.63		1.91
10/31/12[7,14]	10.00	.01		(.13)	(.12)	—	—	—	9.88	(1.20)[8]	—	[12]	.11	[8]	.05	[8]	.43	[8]	.06	[8]

See page 37 for footnotes.

American Funds College Target Date Series	33

Financial highlights (continued)

College 2021 Fund

		Income (loss) from investment operations[1]				Dividends and distributions									Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)			expenses to average net assets before reimburse- ments/ waivers[4]		expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
4/30/16[6,7]	$11.44	$.09		$.12	$.21	$(.20)	$(.24)	$(.44)	$11.21	1.98%[8]		$634		.	48%[9]		45%[9]		73%[9]		1.68%[9]
10/31/15	11.61	.21		(.11)	.10	(.19)	(.08)	(.27)	11.44	.87		531			.53		.43		.71		1.80
10/31/14	10.99	.21		.56	.77	(.15)	— [13]	(.15)	11.61	7.08		370			.53		.43		.73		1.82
10/31/13	9.93	.19		.93	1.12	(.06)	—	(.06)	10.99	11.40		198			.56		.45		.81		1.83
10/31/12[7,14]	10.00	.01		(.08)	(.07)	—	—	—	9.93	(.70)	[8]	21			.128		.088		.468		.128
Class 529-B:
4/30/16[6,7]	11.35	.05		.12	.17	(.09)	(.24)	(.33)	11.19	1.598		2			1.26	[9]	1.23	[9]	1.51	[9]	.89	[9]
10/31/15	11.51	.11		(.11)	—	(.08)	(.08)	(.16)	11.35	.05		3			1.31		1.21		1.49		1.01
10/31/14	10.91	.12		.55	.67	(.07)	— [13]	(.07)	11.51	6.26		3			1.33		1.23		1.53		1.05
10/31/13	9.92	.11		.93	1.04	(.05)	—	(.05)	10.91	10.53		3			1.34		1.24		1.60		1.04
10/31/12[7,14]	10.00	—	[13]	(.08)	(.08)	—	—	—	9.92	(.80)	[8]	—	[12]		.228		.188		.568		.028
Class 529-C:
4/30/16[6,7]	11.30	.05		.12	.17	(.13)	(.24)	(.37)	11.10	1.628		207			1.26	[9]	1.23	[9]	1.51	[9]	.90	[9]
10/31/15	11.49	.12		(.11)	.01	(.12)	(.08)	(.20)	11.30	.09		167			1.32		1.22		1.50		1.02
10/31/14	10.90	.11		.57	.68	(.09)	— [13]	(.09)	11.49	6.29		106			1.33		1.23		1.53		1.02
10/31/13	9.93	.11		.91	1.02	(.05)	—	(.05)	10.90	10.37		53			1.35		1.24		1.60		1.04
10/31/12[7,14]	10.00	—	[13]	(.07)	(.07)	—	—	—	9.93	(.70)	[8]	6			.218		.178		.558		.038
Class 529-E:
4/30/16[6,7]	11.39	.08		.13	.21	(.18)	(.24)	(.42)	11.18	1.958		32			.73	[9]	.70	[9]	.98	[9]	1.43	[9]
10/31/15	11.57	.18		(.12)	.06	(.16)	(.08)	(.24)	11.39	.55		26			.79		.69		.97		1.55
10/31/14	10.96	.18		.56	.74	(.13)	— [13]	(.13)	11.57	6.83		18			.81		.71		1.01		1.55
10/31/13	9.93	.16		.93	1.09	(.06)	—	(.06)	10.96	11.06		9			.82		.71		1.07		1.56
10/31/12[7,14]	10.00	.01		(.08)	(.07)	—	—	—	9.93	(.70)	[8]	1			.158		.108		.488		.108
Class 529-F-1:
4/30/16[6,7]	11.47	.11		.12	.23	(.23)	(.24)	(.47)	11.23	2.108		64			.26	[9]	.23	[9]	.51	[9]	1.91	[9]
10/31/15	11.64	.23		(.11)	.12	(.21)	(.08)	(.29)	11.47	1.05		50			.32		.22		.50		2.01
10/31/14	11.01	.23		.56	.79	(.16)	— [13]	(.16)	11.64	7.32		31			.33		.23		.53		2.00
10/31/13	9.94	.22		.92	1.14	(.07)	—	(.07)	11.01	11.53		14			.35		.24		.60		2.05
10/31/12[7,14]	10.00	.01		(.07)	(.06)	—	—	—	9.94	(.60)	[8]	—	[12]		.10	[8]	.05	[8]	.43	[8]	.11	[8]

34	American Funds College Target Date Series

College 2018 Fund

		Income (loss) from investment operations[1]				Dividends and distributions						Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	expenses to average net assets before reimburse- ments/ waivers[4]		expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
4/30/16[6,7]	$11.13	$.07		$.10	$.17	$(.17)	$(.26)	$(.43)	$10.87	1.59%[8]	$546	50%[9]		47%[9]		76%[9]		1.21%[9]
10/31/15	11.12	.17		.05	.22	(.18)	(.03)	(.21)	11.13	1.92	478	.55		.45		.74		1.52
10/31/14	10.65	.18		.44	.62	(.15)	— [13]	(.15)	11.12	5.91	346	.55		.45		.75		1.70
10/31/13	9.98	.20		.53	.73	(.06)	—	(.06)	10.65	7.33	192	.57		.47		.76		1.91
10/31/12[7,14]	10.00	.01		(.03)	(.02)	—	—	—	9.98	(.20)[8]	23	.138		.08	[8]	.38	[8]	.10	[8]
Class 529-B:
4/30/16[6,7]	11.04	.02		.11	.13	(.05)	(.26)	(.31)	10.86	1.208	2	1.27	[9]	1.23	[9]	1.52	[9]	.44	[9]
10/31/15	11.02	.08		.05	.13	(.08)	(.03)	(.11)	11.04	1.17	3	1.31		1.21		1.50		.76
10/31/14	10.57	.10		.44	.54	(.09)	— [13]	(.09)	11.02	5.14	4	1.33		1.23		1.53		.95
10/31/13	9.97	.12		.52	.64	(.04)	—	(.04)	10.57	6.46	3	1.34		1.24		1.53		1.13
10/31/12[7,14]	10.00	—	[13]	(.03)	(.03)	—	—	—	9.97	(.30)[8]	1	.22	[8]	.18	[8]	.48	[8]	.02	[8]
Class 529-C:
4/30/16[6,7]	11.00	.02		.10	.12	(.10)	(.26)	(.36)	10.76	1.118	238	1.26	[9]	1.23	[9]	1.52	[9]	.44	[9]
10/31/15	11.01	.08		.05	.13	(.11)	(.03)	(.14)	11.00	1.16	205	1.32		1.22		1.51		.74
10/31/14	10.57	.10		.43	.53	(.09)	— [13]	(.09)	11.01	5.11	136	1.33		1.23		1.53		.92
10/31/13	9.97	.12		.53	.65	(.05)	—	(.05)	10.57	6.53	72	1.35		1.24		1.53		1.14
10/31/12[7,14]	10.00	—	[13]	(.03)	(.03)	—	—	—	9.97	(.30)[8]	6	.22	[8]	.17	[8]	.47	[8]	—	[8,15]
Class 529-E:
4/30/16[6,7]	11.09	.05		.11	.16	(.15)	(.26)	(.41)	10.84	1.488	35	.73	[9]	.70	[9]	.99	[9]	.98	[9]
10/31/15	11.09	.14		.05	.19	(.16)	(.03)	(.19)	11.09	1.65	30	.79		.69		.98		1.27
10/31/14	10.62	.16		.44	.60	(.13)	— [13]	(.13)	11.09	5.75	20	.81		.71		1.01		1.44
10/31/13	9.98	.17		.52	.69	(.05)	—	(.05)	10.62	6.98	9	.82		.72		1.01		1.62
10/31/12[7,14]	10.00	.01		(.03)	(.02)	—	—	—	9.98	(.20)[8]	2	.14	[8]	.10	[8]	.40	[8]	.05	[8]
Class 529-F-1:
4/30/16[6,7]	11.17	.08		.10	.18	(.20)	(.26)	(.46)	10.89	1.638	62	.26	[9]	.23	[9]	.52	[9]	1.45	[9]
10/31/15	11.15	.19		.06	.25	(.20)	(.03)	(.23)	11.17	2.21	48	.32		.22		.51		1.74
10/31/14	10.67	.21		.44	.65	(.17)	— [13]	(.17)	11.15	6.16	34	.33		.23		.53		1.92
10/31/13	9.98	.22		.53	.75	(.06)	—	(.06)	10.67	7.56	16	.35		.24		.53		2.15
10/31/12[7,14]	10.00	.01		(.03)	(.02)	—	—	—	9.98	(.20)[8]	1	.10	[8]	.05	[8]	.35	[8]	.10	[8]

See page 37 for footnotes.

American Funds College Target Date Series	35

Financial highlights (continued)

College Enrollment Fund

		Income (loss) from investment operations[1]					Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments/ waivers[4]		expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class 529-A:
4/30/16[6,7]	$10.02	$.04		$.07		$.11	$(.10)	$(.01)	$(.11)	$10.02	1.11%[8]		$247		.52%[9]		.49%[9]		.80%[9]		.79%[9]
10/31/15	9.99	.10		.03		.13	(.09)	(.01)	(.10)	10.02	1.24		246		.57		.47		.78		1.02
10/31/14	9.91	.07		.08		.15	(.06)	(.01)	(.07)	9.99	1.52		48		.61		.50		.83		.70
10/31/13	10.01	.07		(.14)		(.07)	(.03)	—	(.03)	9.91	(.67)		38		.62		.51		.82		.70
10/31/12[7,14]	10.00	.01		—	[13]	.01	—	—	—	10.01	.10	[8]	6		.15	[8]	.08	[8]	.41	[8]	.09	[8]
Class 529-B:
4/30/16[6,7]	9.95	—	[13]	.07		.07	(.04)	(.01)	(.05)	9.97	.71	[8]	1		1.27	[9]	1.23	[9]	1.54	[9]	.04	[9]
10/31/15	9.91	.03		.02		.05	— [13]	(.01)	(.01)	9.95	.50		2		1.31		1.21		1.52		.27
10/31/14	9.85	—	[13]	.07		.07	— [13]	(.01)	(.01)	9.91	.69		1		1.35		1.24		1.57		(.03)
10/31/13	10.00	—	[13]	(.13)		(.13)	(.02)	—	(.02)	9.85	(1.32)		1		1.37		1.26		1.57		(.04)
10/31/12[7,14]	10.00	—	[13]	—	[13]	— [13]	—	—	—	10.00	.00	[8,15]	—	[12]	.26	[8]	.18	[8]	.51	[8]	(.02)[8]
Class 529-C:
4/30/16[6,7]	9.94	—	[13]	.07		.07	(.05)	(.01)	(.06)	9.95	.75	[8]	117		1.27	[9]	1.24	[9]	1.55	[9]	.05	[9]
10/31/15	9.91	.03		.02		.05	(.01)	(.01)	(.02)	9.94	.48		117		1.32		1.22		1.53		.27
10/31/14	9.85	—	[13]	.07		.07	— [13]	(.01)	(.01)	9.91	.68		22		1.36		1.25		1.58		(.05)
10/31/13	10.00	—	[13]	(.13)		(.13)	(.02)	—	(.02)	9.85	(1.28)		20		1.37		1.26		1.57		(.04)
10/31/12[7,14]	10.00	—	[13]	—	[13]	— [13]	—	—	—	10.00	.00	[8,15]	4		.23	[8]	.17	[8]	.50	[8]	—	[8,15]
Class 529-E:
4/30/16[6,7]	9.99	.03		.08		.11	(.09)	(.01)	(.10)	10.00	1.08	[8]	17		.74	[9]	.71	[9]	1.02	[9]	.58	[9]
10/31/15	9.96	.08		.03		.11	(.07)	(.01)	(.08)	9.99	1.04		17		.79		.69		1.00		.79
10/31/14	9.90	.05		.07		.12	(.05)	(.01)	(.06)	9.96	1.17		3		.84		.73		1.06		.48
10/31/13	10.01	.05		(.13)		(.08)	(.03)	—	(.03)	9.90	(.74)		3		.84		.73		1.04		.48
10/31/12[7,14]	10.00	.01		—	[13]	.01	—	—	—	10.01	.10	[8]	1		.16	[8]	.10	[8]	.43	[8]	.07	[8]
Class 529-F-1:
4/30/16[6,7]	10.05	.05		.08		.13	(.12)	(.01)	(.13)	10.05	1.29	[8]	44		.27	[9]	.23	[9]	.54	[9]	1.05	[9]
10/31/15	10.02	.13		.02		.15	(.11)	(.01)	(.12)	10.05	1.47		39		.32		.22		.53		1.25
10/31/14	9.94	.09		.08		.17	(.08)	(.01)	(.09)	10.02	1.74		9		.36		.25		.58		.94
10/31/13	10.01	.09		(.12)		(.03)	(.04)	—	(.04)	9.94	(.34)		6		.37		.27		.58		.95
10/31/12[7,14]	10.00	.01		—	[13]	.01	—	—	—	10.01	.10	[8]	1		.12	[8]	.05	[8]	.38	[8]	.12	[8]

36	American Funds College Target Date Series

	Six months ended		Period ended October 31
Portfolio turnover rate for all share classes	April 30, 2016[6,7,8]		2015		2014		2013		2012[7,8,14]
College 2033 Fund	—%[16]		—%[8,10,16]
College 2030 Fund	—	[16]	—	[16]	—%[16]		—%[16]		—%[16]
College 2027 Fund	—	[16]	10		—	[16]	—	[16]	—	[16]
College 2024 Fund	—	[16]	20		—	[16]	—	[16]	—	[16]
College 2021 Fund	—	[16]	25		—	[16]	—	[16]	—	[16]
College 2018 Fund	—	[16]	13		—	[16]	—	[16]	—	[16]
College Enrollment Fund	6		15		13		8		—	[16]

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During the periods shown, CRMC reduced fees for investment advisory services. During some of the periods shown, CRMC also reimbursed other fees and expenses.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See pages 38 to 41 for further information regarding fees and expenses.
[6]	Unaudited.
[7]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[8]	Not annualized.
[9]	Annualized.
[10]	For the period March 27, 2015, commencement of operations, through October 31, 2015.
[11]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[12]	Amount less than $1 million.
[13]	Amount less than $.01.
[14]	For the period September 14, 2012, commencement of operations, through October 31, 2012.
[15]	Amount less than .01%.
[16]	Amount is either less than 1% or there is no turnover.

American Funds College Target Date Series	37

Expense example	unaudited

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2015, through April 30, 2016).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Note:

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

38	American Funds College Target Date Series

College 2033 Fund
	Beginning account value 11/1/2015	Ending account value 4/30/2016	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$999.64	$2.54	.51%	$4.52	.91%
Class 529-A – assumed 5% return	1,000.00	1,022.33	2.56	.51	4.57	.91
Class 529-B – actual return	1,000.00	998.84	2.44	.49	4.42	.89
Class 529-B – assumed 5% return	1,000.00	1,022.43	2.46	.49	4.47	.89
Class 529-C – actual return	1,000.00	995.56	6.15	1.24	8.14	1.64
Class 529-C – assumed 5% return	1,000.00	1,018.70	6.22	1.24	8.22	1.64
Class 529-E – actual return	1,000.00	999.20	3.58	.72	5.57	1.12
Class 529-E – assumed 5% return	1,000.00	1,021.28	3.62	.72	5.62	1.12
Class 529-F-1 – actual return	1,000.00	1,000.52	1.19	.24	3.18	.64
Class 529-F-1 – assumed 5% return	1,000.00	1,023.67	1.21	.24	3.22	.64

College 2030 Fund
	Beginning account value 11/1/2015	Ending account value 4/30/2016	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,008.81	$2.05	.41%	$3.95	.79%
Class 529-A – assumed 5% return	1,000.00	1,022.82	2.06	.41	3.97	.79
Class 529-B – actual return	1,000.00	1,004.15	6.13	1.23	8.02	1.61
Class 529-B – assumed 5% return	1,000.00	1,018.75	6.17	1.23	8.07	1.61
Class 529-C – actual return	1,000.00	1,004.20	6.13	1.23	8.02	1.61
Class 529-C – assumed 5% return	1,000.00	1,018.75	6.17	1.23	8.07	1.61
Class 529-E – actual return	1,000.00	1,007.49	3.49	.70	5.39	1.08
Class 529-E – assumed 5% return	1,000.00	1,021.38	3.52	.70	5.42	1.08
Class 529-F-1 – actual return	1,000.00	1,008.54	1.15	.23	3.05	.61
Class 529-F-1 – assumed 5% return	1,000.00	1,023.72	1.16	.23	3.07	.61

College 2027 Fund
	Beginning account value 11/1/2015	Ending account value 4/30/2016	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,014.83	$2.20	.44%	$4.01	.80%
Class 529-A – assumed 5% return	1,000.00	1,022.68	2.21	.44	4.02	.80
Class 529-B – actual return	1,000.00	1,011.40	6.15	1.23	7.95	1.59
Class 529-B – assumed 5% return	1,000.00	1,018.75	6.17	1.23	7.97	1.59
Class 529-C – actual return	1,000.00	1,011.46	6.15	1.23	7.95	1.59
Class 529-C – assumed 5% return	1,000.00	1,018.75	6.17	1.23	7.97	1.59
Class 529-E – actual return	1,000.00	1,013.91	3.51	.70	5.31	1.06
Class 529-E – assumed 5% return	1,000.00	1,021.38	3.52	.70	5.32	1.06
Class 529-F-1 – actual return	1,000.00	1,015.73	1.15	.23	2.96	.59
Class 529-F-1 – assumed 5% return	1,000.00	1,023.72	1.16	.23	2.97	.59

See page 41 for footnotes.

American Funds College Target Date Series	39

College 2024 Fund
	Beginning account value 11/1/2015	Ending account value 4/30/2016	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,019.16	$2.21	.44%	$3.77	.75%
Class 529-A – assumed 5% return	1,000.00	1,022.68	2.21	.44	3.77	.75
Class 529-B – actual return	1,000.00	1,016.07	6.17	1.23	7.72	1.54
Class 529-B – assumed 5% return	1,000.00	1,018.75	6.17	1.23	7.72	1.54
Class 529-C – actual return	1,000.00	1,015.09	6.16	1.23	7.72	1.54
Class 529-C – assumed 5% return	1,000.00	1,018.75	6.17	1.23	7.72	1.54
Class 529-E – actual return	1,000.00	1,018.45	3.51	.70	5.07	1.01
Class 529-E – assumed 5% return	1,000.00	1,021.38	3.52	.70	5.07	1.01
Class 529-F-1 – actual return	1,000.00	1,020.14	1.16	.23	2.71	.54
Class 529-F-1 – assumed 5% return	1,000.00	1,023.72	1.16	.23	2.72	.54

College 2021 Fund
	Beginning account value 11/1/2015	Ending account value 4/30/2016	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,019.81	$2.26	.45%	$3.67	.73%
Class 529-A – assumed 5% return	1,000.00	1,022.63	2.26	.45	3.67	.73
Class 529-B – actual return	1,000.00	1,015.91	6.17	1.23	7.57	1.51
Class 529-B – assumed 5% return	1,000.00	1,018.75	6.17	1.23	7.57	1.51
Class 529-C – actual return	1,000.00	1,016.19	6.17	1.23	7.57	1.51
Class 529-C – assumed 5% return	1,000.00	1,018.75	6.17	1.23	7.57	1.51
Class 529-E – actual return	1,000.00	1,019.47	3.51	.70	4.92	.98
Class 529-E – assumed 5% return	1,000.00	1,021.38	3.52	.70	4.92	.98
Class 529-F-1 – actual return	1,000.00	1,020.99	1.16	.23	2.56	.51
Class 529-F-1 – assumed 5% return	1,000.00	1,023.72	1.16	.23	2.56	.51

College 2018 Fund
	Beginning account value 11/1/2015	Ending account value 4/30/2016	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,015.87	$2.36	.47%	$3.81	.76%
Class 529-A – assumed 5% return	1,000.00	1,022.53	2.36	.47	3.82	.76
Class 529-B – actual return	1,000.00	1,012.02	6.15	1.23	7.60	1.52
Class 529-B – assumed 5% return	1,000.00	1,018.75	6.17	1.23	7.62	1.52
Class 529-C – actual return	1,000.00	1,011.14	6.15	1.23	7.60	1.52
Class 529-C – assumed 5% return	1,000.00	1,018.75	6.17	1.23	7.62	1.52
Class 529-E – actual return	1,000.00	1,014.79	3.51	.70	4.96	.99
Class 529-E – assumed 5% return	1,000.00	1,021.38	3.52	.70	4.97	.99
Class 529-F-1 – actual return	1,000.00	1,016.31	1.15	.23	2.61	.52
Class 529-F-1 – assumed 5% return	1,000.00	1,023.72	1.16	.23	2.61	.52

40	American Funds College Target Date Series

College Enrollment Fund
	Beginning account value 11/1/2015	Ending account value 4/30/2016	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,011.15	$2.45	.49%	$4.00	.80%
Class 529-A – assumed 5% return	1,000.00	1,022.43	2.46	.49	4.02	.80
Class 529-B – actual return	1,000.00	1,007.09	6.14	1.23	7.69	1.54
Class 529-B – assumed 5% return	1,000.00	1,018.75	6.17	1.23	7.72	1.54
Class 529-C – actual return	1,000.00	1,007.55	6.19	1.24	7.74	1.55
Class 529-C – assumed 5% return	1,000.00	1,018.70	6.22	1.24	7.77	1.55
Class 529-E – actual return	1,000.00	1,010.83	3.55	.71	5.10	1.02
Class 529-E – assumed 5% return	1,000.00	1,021.33	3.57	.71	5.12	1.02
Class 529-F-1 – actual return	1,000.00	1,012.86	1.15	.23	2.70	.54
Class 529-F-1 – assumed 5% return	1,000.00	1,023.72	1.16	.23	2.72	.54

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.

American Funds College Target Date Series	41

Approval of Investment Advisory and Service Agreement

The American Funds College Target Date Series’ board has approved the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2017. The agreement was amended to eliminate the annual management fee, which was previously waived for the series. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all of the series’ independent board members. The board and the committee determined that each fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. In that connection, they recognized that each fund, except the College Enrollment Fund, seeks to achieve the following objectives to varying degrees: growth, income and preservation of capital, depending on the proximity to its target date. They noted that the target date is meant to roughly correspond to the year in which the fund beneficiary will start to withdraw funds to meet higher education expenses; that the fund will increasingly emphasize income and preservation of capital by investing a greater portion of its assets in bond, equity-income and balanced funds as it approaches and passes its target date; and that in this way, the fund seeks to achieve an appropriate balance of total return and stability during different time periods. They further noted that the College Enrollment Fund seeks to provide current income, consistent with preservation of capital.

The board and the committee compared each fund’s investment results with relevant benchmarks, such as market indexes and fund averages, over various periods ended July 31, 2015. This report, including the letter to shareholders and related disclosures, contains certain information about each fund’s investment results.

American Funds College 2033 Fund The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Mixed-Asset Target Date Funds Average 2035 (the average for the Lipper category that includes the fund) and (ii) the S&P Target Date To 2035 Index. They noted that the fund’s investment results were above the S&P Index but below the Lipper average for the short lifetime of the fund since March 27, 2015.

American Funds College 2030 Fund The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Mixed-Asset Target Date Funds Average 2030 (the average for the Lipper category that includes the fund) and (ii) the S&P Target Date To 2030 Index. They noted that the fund’s investment results were higher than both of the comparisons for the since-inception and seven-month periods, and were mixed for the one-year and three-month periods.

42	American Funds College Target Date Series

American Funds College 2027 Fund The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Mixed-Asset Target Date Funds Average 2030 (the average for the Lipper category that includes the fund) and (ii) the S&P Target Date To 2025 Index. They noted that the fund’s investment results were higher than the Lipper average and the S&P Index for the since-inception period, but were lower than both benchmarks for the one-year and seven-month periods and were mixed for the three-month period.

American Funds College 2024 Fund The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Mixed-Asset Target Date Funds Average 2025 (the average for the Lipper category that includes the fund) and (ii) the S&P Target Date To 2025 Index. They noted that the fund’s investment results were higher than both of the comparisons for the since-inception period, and lower than both of the comparisons for the one-year and three-month periods.

American Funds College 2021 Fund The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Mixed-Asset Target Date Funds Average 2025 (the average for the Lipper category that includes the fund) and (ii) the S&P Target Date To 2020 Index. They noted that the fund’s investment results were below both of the comparisons for all periods.

American Funds College 2018 Fund The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Mixed-Asset Target Date Funds Average 2020 (the average for the Lipper category that includes the fund) and (ii) the S&P Target Date To 2015 Index. They noted that the fund’s investment results were below both of the comparisons for the since-inception and seven-month periods, and were mixed for the one year and three-month periods.

American Funds College Enrollment Fund The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Short-Intermediate Investment Grade Debt Funds Average (the average for the Lipper category that includes the fund), (ii) the Barclays Intermediate U.S. Aggregate Index and (iii) the Barclays U.S. Aggregate 1-5 Year Index. They noted that the fund’s investment results were higher than the Lipper average for the one-year, three-month and seven-month periods, and below all of the other comparisons for all periods.

The board and the committee concluded that in view of the funds’ short history, each fund’s investment results have been satisfactory and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the total expense levels of each fund to those of other relevant funds. They observed that each fund’s expenses were less than the median and average of fees and expenses of those of the other funds included in its Lipper category described above.

American Funds College Target Date Series	43

The board and the committee also reviewed the advisory fee schedule of the funds (including the fees and expenses of the underlying American Funds in which the funds invest) compared to those of other relevant funds. The board and the committee noted CRMC’s waiver of the entire advisory fee payable by the funds under the agreement and CRMC’s commitment not to remove the waiver without board approval. In addition, they reviewed information regarding the effective advisory fees charged to other clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the underlying American Funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with each fund and the underlying American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the funds’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the underlying American Funds. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the funds.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

44	American Funds College Target Date Series

Office of the series

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP

300 South Grand Avenue, 22nd Floor

Los Angeles, CA 90071-3132

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“Proxy Voting Guidelines for American Funds College Target Date Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios —is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Visit the American Funds website for more information on the securities held by the underlying funds in the American Funds College Target Date Series portfolios.

American Funds College Target Date Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds College Target Date Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after June 30, 2016, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 95% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 58% of 10-year periods and 58% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2015.
[2]	Based on Class A share results for rolling periods through December 31, 2015. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used).
[3]	On average, our management fees were in the lowest quintile 68% of the time, based on the 20-year period ended December 31, 2015, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS COLLEGE TARGET DATE SERIES

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: June 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: June 30, 2016

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: June 30, 2016